NON-CONTROLLING INTERESTS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	CAD 1,726	CAD 1,717
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest	252	6	CAD 153
Noncontrolling Interest
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	1,726	1,717	1,583	CAD 1,611
Noncontrolling Interest | TC PipeLines, LP
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	1,596	1,590
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest	215	(13)	136
Noncontrolling Interest | Non-controlling interest in Columbia Pipeline Partners LP
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest	17	0	0
Noncontrolling Interest | PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	130	127
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest	20	19	15
Noncontrolling Interest | TRANSCANADA PIPELINES LIMITED
Non-controlling interests included in the Consolidated Statement of Income
Preferred shares of TCPL	CAD 0	CAD 0	CAD 2